Share-based Compensation - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair values of options vested and recognized as expenses		$ 3,681,000	$ 3,688,000	$ 6,494,000
Share options granted		302,200	122,316
Unrecognized share-based compensation expenses		$ 4,666,000	$ 5,647,000
Weighted-average expense recognition period		2 years 15 days	2 years 2 months 12 days
Share-based compensation expense		$ 5,072,000	$ 21,244,000	6,494,000
Share-based compensation expense and additional paid in capital		5,072,000	21,244,000	6,494,000
Vesting Condition One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total merger and acquisition		$ 500,000	$ 500,000
Options vested		0	0
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense and additional paid in capital		$ 1,907,000	$ 18,047,000	$ 789,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Growth rate on average spending per customer			3.00%
Minimum [Member] | Vesting Condition One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected market capitalization for option vesting		500,000	$ 500,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Growth rate on average spending per customer			19.00%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 0
Total fair value of shares			$ 32,869,000
Terminal growth rate			3.00%
Weighted average cost of capital			18.30%
Performance Shares [Member] | Fiscal Year 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted ordinary shares authorized for issuance	1,068,114
Performance Shares [Member] | Fiscal Year 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted ordinary shares authorized for issuance	801,086
Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Growth rate on average spending per customer		3.00%
Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Growth rate on average spending per customer		19.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terminal growth rate	3.00%
Weighted average cost of capital	18.30%
Ordinary shares transferred from the company and three of its shareholders to certain employees	998,338
Employee Stock Option [Member] | General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense and additional paid in capital	$ 17,555,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Growth rate on average spending per customer	3.00%
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Growth rate on average spending per customer	19.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future forfeiture rate		6.00%	9.00%
Vesting conditions		As of December 31, 2016, there were 150,000 share options granted to certain employees which the vesting was subject to the earlier occurrence of any of the following events, either: the Company being approved to be listed on a stock exchange with an expected market capitalization of no less than US$500,000; or (ii) a merger or acquisition of the Company or any of its subsidiaries at a valuation of US$500,000 or above in which the shareholders of the Company shall no longer hold a majority of the outstanding shares of the surviving corporation.
Share options granted		150,000	150,000
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future forfeiture rate		23.00%	0.00%